Acquisitions (Details) - USD ($)								4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 23, 2025	May 06, 2025	Nov. 26, 2024	Nov. 11, 2024	Sep. 20, 2024	Jul. 26, 2024	Jul. 17, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 23, 2023
Acquisitions [Line Items]
Total purchase price						$ 109,000			$ 14,439,924
Exercise price (in Dollars per share)													$ 8.5
Amortization expense								$ 218,343
Revenue									1,295,542	$ 807,009	$ 1,498,874	$ 1,916,453
Net income (loss)									$ (3,681,705)	$ (9,759,534)	(2,114,952)	$ (38,959,092)
Purchase price (in Shares)	100,000
Acquired equity percentage								1.00%	1.00%
Goodwill									$ 5,415		$ 5,450
Developed technology (app) [Member]
Acquisitions [Line Items]
Estimated useful life								5 years	5 years
Trademarks and Trade Names [Member]
Acquisitions [Line Items]
Estimated useful life								15 years	15 years
Common Stock [Member]
Acquisitions [Line Items]
Common stock exchange ratio (in Dollars per share)									$ 1
Warrant coverage									10.00%
Exercise price (in Dollars per share)						$ 1.2
Brave Foods, LLC [Member]
Acquisitions [Line Items]
Membership interest percentage						100.00%
Flewber, Inc. [Member]
Acquisitions [Line Items]
Revenue								$ 806,713
Net income (loss)								$ 281,433
Enzylotics, Inc [Member]
Acquisitions [Line Items]
Acquired equity percentage			1.00%
Shares received (in Shares)								39,824
MineralRite Corporation [Member]
Acquisitions [Line Items]
Acquired equity percentage											0.40%
Shares received (in Shares)		90,000
Asset Acquisition, Consideration Transferred, Equity Interest Issued and Issuable											$ 90,000
MineralRite Corporation [Member] | Common Stock [Member]
Acquisitions [Line Items]
Shares received (in Shares)		17,000,000
Business Acquisitions [Member]
Acquisitions [Line Items]
Fair value of shares								$ 367,609	$ 367,609
Business Acquisitions [Member] | Warrant [Member]
Acquisitions [Line Items]
Issue of shares (in Shares)						65,000			7,510,058
Fair value of shares						$ 70,850		6,726,164	$ 6,726,164
Exercise price (in Dollars per share)						$ 1.2
Business Acquisitions [Member] | Common Stock [Member]
Acquisitions [Line Items]
Issue of shares (in Shares)						35,000			1,056,140
Fair value of shares						$ (38,150)		$ 950,526	$ 950,526
Hollywall Entertainment, Inc. [Member]
Acquisitions [Line Items]
Issue of shares (in Shares)							726,769
Fair value of shares							$ 16,578
Hollywall Entertainment, Inc. [Member] | Common Stock [Member]
Acquisitions [Line Items]
Issue of shares (in Shares)							16,578
Murge E-Commerce, Inc. [Member]
Acquisitions [Line Items]
Voting rights					4.99%
Series G Preferred Stock [Member]
Acquisitions [Line Items]
Warrant coverage									100.00%
Original issue discount									25.00%
Exercise price (in Dollars per share)								$ 0.5	$ 0.5		$ 750
Series G Preferred Stock [Member] | Business Acquisitions [Member]
Acquisitions [Line Items]
Issue of shares (in Shares)									9,475
Fair value of shares								$ 6,395,625	$ 6,395,625
Enzylotics, Inc [Member]
Acquisitions [Line Items]
Acquired equity percentage			1.00%
Shares received (in Shares)			39,824
Shares cancelled (in Shares)								39,824
Asset Acquisition, Consideration Transferred, Equity Interest Issued and Issuable			$ 32,855
Know-how [Member]
Acquisitions [Line Items]
Purchase price											$ 43,600
Website and App [Member]
Acquisitions [Line Items]
Purchase price											16,350
Customer List [Member]
Acquisitions [Line Items]
Purchase price											$ 43,600
Geopulse Explorations, Inc. [Member]
Acquisitions [Line Items]
Acquired equity percentage							0.50%
Shares received (in Shares)							21,675
Asset Acquisition, Consideration Transferred, Equity Interest Issued and Issuable							$ 18,208
Murge E-Commerce, Inc. [Member]
Acquisitions [Line Items]
Acquired equity percentage					49.00%
Shares reserved (in Shares)					100,000,000
Murge E-Commerce, Inc. [Member] | Murge E-Commerce, Inc. [Member]
Acquisitions [Line Items]
Revenue					$ 30,000,000
THEPOWERHOUSE LLC [Member]
Acquisitions [Line Items]
Acquired equity percentage				5.00%
Shares received (in Shares)				333,333
Flewber, Inc. [Member]
Acquisitions [Line Items]
Ownership rate	10.00%							90.00%	90.00%